Note 4 - Revenue - Disaggregation of Revenue by Product Group and Sales Channel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales	$ 675,455	$ 534,792	$ 639,813
Sales Channel, Directly to Consumer [Member]
Net sales	496,643	357,781	439,329
Sales Channel, Through Intermediary [Member]
Net sales	178,812	177,011	200,484
Aerospace, Defense, and Rugged Solutions Segment [Member]
Net sales	368,862	241,188	210,572
Aerospace, Defense, and Rugged Solutions Segment [Member] | Sales Channel, Directly to Consumer [Member]
Net sales	289,034	159,195	130,893
Aerospace, Defense, and Rugged Solutions Segment [Member] | Sales Channel, Through Intermediary [Member]
Net sales	79,828	81,993	79,679
Industrial Technology and Data Solutions Segment [Member]
Net sales	306,593	293,604	429,241
Industrial Technology and Data Solutions Segment [Member] | Sales Channel, Directly to Consumer [Member]
Net sales	207,609	198,586	308,436
Industrial Technology and Data Solutions Segment [Member] | Sales Channel, Through Intermediary [Member]
Net sales	98,984	95,018	120,805
North America [Member]
Net sales	447,372	362,160	447,793
North America [Member] | Aerospace, Defense, and Rugged Solutions Segment [Member]
Net sales	250,674	183,684	172,518
North America [Member] | Industrial Technology and Data Solutions Segment [Member]
Net sales	196,698	178,476	275,275
EMEA [Member]
Net sales	104,586	104,291	98,519
EMEA [Member] | Aerospace, Defense, and Rugged Solutions Segment [Member]
Net sales	45,807	42,581	32,689
EMEA [Member] | Industrial Technology and Data Solutions Segment [Member]
Net sales	58,779	61,710	65,830
Asia [Member]
Net sales	123,497	68,341	93,501
Asia [Member] | Aerospace, Defense, and Rugged Solutions Segment [Member]
Net sales	72,381	14,923	5,365
Asia [Member] | Industrial Technology and Data Solutions Segment [Member]
Net sales	$ 51,116	$ 53,418	$ 88,136